SCHEDULE OF COSTS INCURRED IN OIL AND GAS PROPERTY EXPLORATION, AND DEVELOPMENT (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Total Costs Incurred in Oil and Gas Property Exploration, and Development	$ 222,353	$ 2,884,356	$ 255,177
Green World Nusantara [Member] | Kruh Block [Member]
Exploration
Development	222,353	2,815,127	251,542
Total Costs Incurred in Oil and Gas Property Exploration, and Development	222,353	2,815,127	251,542
Green World Nusantara [Member] | Rangkas [Member]
Exploration
Development
Total Costs Incurred in Oil and Gas Property Exploration, and Development
PT Cogen Nusantara Energi [Member] | Citarum Block [Member]
Exploration
Development		69,229	3,635
Total Costs Incurred in Oil and Gas Property Exploration, and Development		$ 69,229	$ 3,635